CONSOLIDATED STATEMENTS OF INCOME (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
NET OPERATING REVENUES	$ 48,017		$ 46,542		$ 35,119
Cost of goods sold	19,053		18,215		12,693
GROSS PROFIT	28,964		28,327		22,426
Selling, general and administrative expenses	17,738		17,422		13,194
Other operating charges	447		732		819
OPERATING INCOME	10,779		10,173		8,413
Interest income	471		483		317
Interest expense	397		417		733
Equity income (loss) - net	819		690		1,025
Other income (loss) - net	137		529		5,185
INCOME BEFORE INCOME TAXES	11,809		11,458		14,207
Income taxes	2,723		2,812		2,370
CONSOLIDATED NET INCOME	9,086		8,646		11,837
Less: Net income attributable to noncontrolling interests	67		62		50
NET INCOME ATTRIBUTABLE TO SHAREOWNERS OF THE COCA-COLA COMPANY	$ 9,019		$ 8,584		$ 11,787
BASIC NET INCOME PER SHARE (in dollars per share)	$ 2.00	[1]	$ 1.88	[1]	$ 2.55	[1]
DILUTED NET INCOME PER SHARE (in dollars per share)	$ 1.97	[1]	$ 1.85	[1]	$ 2.53	[1]
AVERAGE SHARES OUTSTANDING (in shares)	4,504		4,568		4,616
Effect of dilutive securities (in shares)	80		78		51
AVERAGE SHARES OUTSTANDING ASSUMING DILUTION (in shares)	4,584		4,646		4,667

[1]	Calculated based on net income attributable to shareowners of The Coca-Cola Company.